Expenses by Nature - Summary of Expenses by Nature (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Expense By Nature [abstract]
Changes in inventories	€ 14,542	€ 6,850	€ (63)
Raw materials and consumables	139,205	177,591	180,872
Services	91,526	107,074	118,681
Employee benefits expense	129,051	134,622	137,904
Depreciation and amortization, net of government grants	23,487	10,003	11,362
Other	13,396	22,451	24,004
Total cost of sales, selling and administrative expenses	€ 411,207	€ 458,591	€ 472,760